Summary of Significant Accounting Policies (Details) - Schedule of exchange rate - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Schedule Of Exchange Rate Abstract
Exchange rate	$ 7.3003	$ 6.3968	$ 6.6925
Average rate	$ 6.6105	$ 6.4242	$ 6.4164